Material Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Material Accounting Policies
Basis of measurement

a)Basis of measurement

The consolidated financial statements are prepared under the historical cost convention, except for the revaluation of certain financial assets and financial liabilities at fair value (including derivative instruments), as described in Note 3(e) below.

Consolidation

b)Consolidation

The Company’s financial statements consolidate the accounts of Osisko Development Corp. and its subsidiaries. All intercompany transactions, balances and unrealized gains or losses from intercompany transactions are eliminated on consolidation. Subsidiaries are defined as all entities over which the Company has the ability to exercise control. The Company controls an entity when the group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company and are deconsolidated from the date that control ceases.

The principal subsidiaries of the Company, their geographic locations and their related participation at December 31, 2025 and 2024 were as follows:

Entity	Jurisdiction	% ownership	Functional currency
Barkerville Gold Mines Ltd. (“Barkerville”)	British Columbia, CA	100%	Canadian dollar
Sapuchi Minera, S. de R.L. de C.V. (“Sapuchi”)	Mexico	100%	Mexican peso
Tintic Consolidated Metals LLC (“Tintic”)	Utah, USA	100%	United States dollar
(i)	On November 24, 2025, the Company entered into an agreement to sale 100% of its interest in Sapuchi and the sale transaction was completed on January 27, 2026 (note 6 and 34)

Foreign currency translation

c)Foreign currency translation

(i)	Functional and presentation currency

Items included in the financial statements of each consolidated entity and associate of the Company are measured using the currency of the primary economic environment in which the entity operates (the “Functional Currency”). The consolidated financial statements are presented in Canadian dollars, which is the functional currency of the parent Company and some of its subsidiaries.

Assets and liabilities of the subsidiaries that have a Functional Currency other than the Canadian dollar are translated into Canadian dollars at the exchange rate in effect on the consolidated statement of financial position date and revenues and expenses are translated at the average exchange rate over the reporting period. Gains and losses from these translations are recognized as currency translation adjustment in other comprehensive income or loss.

(ii)	Transactions and balances

Foreign currency transactions, including revenues and expenses, are translated into the Functional Currency at the rate of exchange prevailing on the date of each transaction or valuation when items are re-measured. Monetary assets and liabilities denominated in currencies other than the operation’s functional currencies are translated into the Functional Currency at exchange rates in effect at the statement of financial position date. Foreign exchange gains and losses resulting from the settlement of those transactions and from period-end translations are recognized in the consolidated statement of loss.

Non-monetary assets and liabilities are translated at historical rates, unless such assets and liabilities are carried at fair value, in which case, they are translated at the exchange rate in effect at the date of the fair value measurement. Changes in fair value attributable to currency fluctuations of non-monetary financial assets and liabilities such as equities held at fair value through profit or loss are recognized in the consolidated statement of loss as part of the fair value gain or loss. Such changes in fair value of non-monetary financial assets, such as equities classified at fair value through other comprehensive income, are included in other comprehensive income or loss.

Financial instruments

d)Financial instruments

Financial assets and financial liabilities are recognized when the Company becomes a party to the contractual provisions of the instrument. Financial assets are derecognized when the rights to receive cash flows from the assets have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership.

All financial instruments are required to be measured at fair value on initial recognition. The fair value is based on quoted market prices unless the financial instruments are not traded in an active market. In this case, the fair value is determined by using valuation techniques like the Black-Scholes option pricing model or other acceptable valuation techniques.

Measurement after initial recognition depends on the classification of the financial instrument. The Company has classified its financial instruments in the following categories depending on the purpose for which the instruments were acquired and their characteristics.

(i)	Financial assets

Debt instruments

Investments in debt instruments are subsequently measured at amortized cost when the asset is held within a business model whose objective is to hold assets in order to collect contractual cash flows and when the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Investments in debt instruments are subsequently measured at fair value when they do not qualify for measurement at amortized cost. Financial instruments subsequently measured at fair value, including derivatives that are assets, are carried at fair value with changes in fair value recorded in net income or loss unless they are held within a business model whose objective is to hold assets in order to collect contractual cash flows or sell the assets and when the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding, in which case unrealized gains and losses are initially recognized in other comprehensive income or loss for subsequent reclassification to net income or loss through amortization of premiums and discounts, impairment or derecognition.

Equity instruments

Investments in equity instruments are subsequently measured at fair value with changes recorded in net income or loss. Equity instruments that are not held for trading can be irrevocably designated at fair value through other comprehensive income or loss on initial recognition without subsequent reclassification to net income or loss. Cumulative gains and losses are transferred from accumulated other comprehensive income (loss) to retained earnings (deficit) upon derecognition of the investment.

(ii)	Financial Liabilities

Financial liabilities are subsequently measured at amortized cost using the effective interest method, except for financial liabilities at fair value through profit or loss. Such liabilities, including derivatives that are liabilities, are subsequently measured at fair value.

The Company has classified its financial instruments as follows:

Category	Financial instrument

Financial assets at amortized cost	Bank balances (including restricted cash) Investment in money market funds
Guaranteed investment certificate
Reclamation deposits
Trade receivables
Interest income receivable
Other receivables

Financial assets at fair value through profit or loss	Investments in derivatives (warrants)

Financial assets at fair value through other comprehensive income or loss	Investments in shares and equity instruments, other than in derivatives

Financial liabilities at amortized cost	Accounts payable and accrued liabilities Borrowings under long-term debts and credit facility

Financial liabilities at fair value through profit or loss	Warrant liability

Impairment of financial assets

e)Impairment of financial assets

At each reporting date, the Company assesses, on a forward-looking basis, the expected credit losses associated with its financial assets carried at amortized cost. The impairment methodology applied depends on whether there has been a significant increase in the credit risk or if a simplified approach has been selected.

The Company has two principal types of financial assets subject to the expected credit loss model:

●	Trade receivables; and
●	Amounts receivable

The Company applies the simplified approach permitted by IFRS 9 for trade receivables (including amounts receivable from associates and other receivables), which requires lifetime expected credit losses to be recognized from initial recognition of the receivables.

Cash and cash equivalents

f)Cash and cash equivalents

Cash and cash equivalents include cash on hand and short-term highly liquid investments with an initial maturity of three months or less that are readily convertible to known amounts of cash and which are exposed to an insignificant risk of changes in value.

Refundable tax credits for mining exploration expenses

g)Refundable tax credits for mining exploration expenses

The Company is entitled to refundable tax credits on qualified mining exploration and evaluation expenses incurred in the province of British Columbia. The credits are accounted for against the exploration and evaluation expenses incurred.

Inventories

h)Inventories

Supplies inventory consists of mining supplies and consumables used in the operations and is valued at the lower of average cost and net realizable value. Provisions are recorded to reflect present intentions for the use of slow moving and obsolete parts and supplies inventory.

In-process inventory and refined precious metals are measured and valued at the lower of average production cost and net realizable value. Net realizable value is the estimated selling price of the equivalent metals in the ordinary course of business based on the prevailing metal prices on the reporting date, less estimated costs to complete production and to bring the finished goods to sale. Production costs that are inventoried include the costs directly related to bringing the inventory to its current condition and location, such as materials, labour, other direct costs (including external services and depreciation, depletion and amortization) and production related overheads.

Investments in associates

i)Investments in associates

Associates are entities over which the Company has significant influence, but not control. The financial results of the Company’s investments in its associates are included in the Company’s results according to the equity method. Under the equity method, the investment is initially recognized at cost, and the carrying amount is increased or decreased to recognize the Company’s share of profits or losses of associates after the date of acquisition. The Company’s share of profits or losses is recognized in the consolidated statement of income or loss and its share of other comprehensive income or loss of associates is included in other comprehensive income or loss.

Unrealized gains on transactions between the Company and an associate are eliminated to the extent of the Company’s interest in the associate. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Dilution gains and losses arising from changes in interests in investments in associates are recognized in the consolidated statement of loss.

The Company assesses at each reporting date whether there is any objective evidence that its investments in associates are impaired. If impaired, the carrying value of the Company’s share of the underlying assets of associates is written down to its estimated recoverable amount (being the higher of fair value less costs of disposal and value-in-use) and charged to the consolidated statement of income or loss.

Property, plant and equipment

j)Property, plant and equipment

Property and equipment are stated at cost less accumulated depreciation and accumulated impairment losses. Cost includes expenditures that are directly attributable to the acquisition of an asset. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefit associated with the item will flow to the Company and the cost can be measured reliably. The carrying amount of a replaced asset is derecognized when replaced.

Depreciation is calculated to amortize the cost of the property and equipment less their residual values over their estimated useful lives using the straight-line method over the following periods by major categories:

Leasehold improvements	Lease term
Furniture and office equipment	2‑7 years
Exploration equipment and facilities	2‑20 years
Mining plant and equipment (development)	3‑20 years
Right-of-use assets	Lesser of useful life and term lease

Residual values, method of depreciation and useful lives of the assets are reviewed annually and adjusted if appropriate.

Gains and losses on disposals of property and equipment are determined by comparing the proceeds with the carrying amount of the asset and are included as part of other gains or losses, net in the consolidated statement of loss.

Mining interests

k)Mining interests

Development assets are interests in projects that are under development, in permitting or feasibility stage and that in management’s view, can be reasonably expected to generate steady-state revenue for the Company in the near future. Subsequent to completion of a positive economic analysis on a mineral property, capitalized exploration and evaluation assets are transferred into mining interests, or as an item of property and equipment, based on the nature of the underlying asset.

Mining interests are stated at cost less accumulated depreciation and accumulated impairment losses. Cost includes expenditures that are directly attributable to the acquisition of an asset, including the purchase price and all expenditures undertaken in the development, construction, installation and/or completion of mine production facilities. All expenditures related to the construction of mine declines and orebody access, including mine shafts and ventilation raises, are considered to be capital development and are capitalized. The development and commissioning phase ceases upon the commencement of commercial production.

Subsequent to the commencement of commercial production, further development expenditures incurred with respect to a mining interest are capitalized as part of the mining interest, when it is probable that additional future economic benefits associated with the expenditure will flow to the Company. Otherwise, such expenditures are classified as other operating costs. Mining interest assets are subject to periodic review for impairment when events or changes in circumstances indicate the project’s carrying value may not be recoverable.

Upon commencement of commercial production, mining interests are depleted over the life of the mine using the unit-of production method based on the economic life of the related deposit.

Determination of commencement of commercial production is a complex process and requires significant assumptions and estimates. The commencement of commercial production is defined as the date when the mine is capable of operating in the manner intended by management. The Company considers primarily the following factors, among others, when determining the commencement of commercial production:

●	All major capital expenditures to achieve a consistent level of production and desired capacity have been incurred;
●	A reasonable period of testing of the mine plant and equipment has been completed;
●	A predetermined percentage of design capacity of the mine and mill has been reached; and
●	Required production levels, grades and recoveries have been achieved.

Exploration and evaluation expenditures

l)Exploration and evaluation expenditures

Exploration and evaluation assets are comprised of exploration and evaluation expenditures and acquisition costs for exploration and evaluation assets. Expenditures incurred on activities that precede exploration and evaluation, being all expenditures incurred prior to securing the legal rights to explore an area, are expensed immediately. Exploration and evaluation assets include rights in mining properties, paid or acquired through a business combination or an acquisition of assets, and costs related to the initial search for mineral deposits with economic potential or to obtain more information about existing mineral deposits. Mining rights are recorded at acquisition cost less accumulated impairment losses. Mining rights and options to acquire undivided interests in mining rights are depreciated only as these properties are put into commercial production.

Exploration and evaluation expenditures for each separate area of interest are capitalized and include costs associated with prospecting, sampling, trenching, drilling and other work involved in searching for ore like topographical, geological, geochemical and geophysical studies. They also reflect costs related to establishing the technical and commercial viability of extracting a mineral resource identified through exploration and evaluation or acquired through a business combination or asset acquisition.

Exploration and evaluation expenditures include the cost of:

(i)	establishing the volume and grade of deposits through drilling of core samples, trenching and sampling activities;
(ii)	determining the optimal methods of extraction and metallurgical and treatment processes;
(iii)	studies related to surveying, transportation and infrastructure requirements;
(iv)	permitting activities; and
(v)	economic evaluations to determine whether development of the mineralized material is commercially justified, including scoping, prefeasibility and final feasibility studies.

Exploration and evaluation expenditures include overhead expenses directly attributable to the related activities. Exploration and evaluation assets are subject to periodic review for impairment when events or changes in circumstances indicate the project’s carrying value may not be recoverable.

Cash flows attributable to capitalized exploration and evaluation costs are classified as investing activities in the consolidated statement of cash flows under the heading exploration and evaluation.

Provision for environmental rehabilitation

m)Provision for environmental rehabilitation

Provision for environmental rehabilitation, restructuring costs and legal claims, where applicable, is recognized when:

(i)	The Company has a present legal or constructive obligation as a result of past events.
(ii)	It is probable that an outflow of resources will be required to settle the obligation.
(iii)	The amount can be reliably estimated.

The provision is measured at management’s best estimate of the expenditure required to settle the obligation at the end of each reporting period and is discounted to present value where the effect is material. The increase in the provision due to passage of time is recognized as finance costs. Changes in assumptions or estimates are reflected in the period in which they occur. Provision for environmental rehabilitation represents the legal and constructive obligations associated with the eventual closure of the Company’s property, plant and equipment. These obligations consist of costs associated with reclamation and monitoring of activities and the removal of tangible assets. The discount rate used is based on a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the obligation, excluding the risks for which future cash flow estimates have already been adjusted.

Reclamation deposits

Reclamation deposits are term deposits held on behalf of the governments of the province of British Columbia and state of Utah as collateral for possible rehabilitation activities on the Company’s mineral properties in connection with permits required for exploration activities. Reclamation deposits are released once the property is restored to satisfactory condition, or as released under the surety bond agreement. As they are restricted from general use, they are included under other assets on the consolidated statements of financial position.

Current and deferred income tax

n)Current and deferred income tax

The tax expense for the period comprises current and deferred tax. Tax is recognized in the consolidated statements of loss, except to the extent that it relates to items recognized in other comprehensive income or loss or directly in equity. In this case, the tax is also recognized in other comprehensive income or loss or directly in equity, respectively.

Current income taxes

The current income tax charge is the expected tax payable on the taxable income for the year, using the tax laws enacted or substantively enacted at the statement of financial position date in the jurisdictions where the Company and its subsidiaries operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.

Deferred income taxes

The Company uses the asset and liability method of accounting for income taxes. Under this method, deferred income tax assets and liabilities are recognized for future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. However, the deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred income tax assets and liabilities are measured using enacted or substantively enacted tax rates (and laws) that apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

Deferred income tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized.

Deferred income tax is provided on temporary differences arising on investments in subsidiaries and associates, except where the timing of the reversal of the temporary difference is controlled by the Company and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred income tax assets and liabilities are presented as non-current and are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when deferred tax assets and liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.

Leases

o)Leases

The Company is committed to long-term lease agreements, mainly for mining equipment.

Leases are recognized as a right-of-use asset (presented under mining interest and property, plant and equipment on the consolidated statement of financial position) and a corresponding liability at the date at which the leased asset is available for use by the Company. Each lease payment is allocated between the liability and finance cost. The finance cost is charged to profit or loss over the lease term so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The right-of-use asset is depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis.

Assets and liabilities arising from a lease are initially measured on a present value basis. The lease payments are discounted utilizing the implicit interest rate of the specific lease. If that rate cannot be readily determined, the Company’s incremental borrowing rate is used, being the rate that the Company would have to pay to borrow the funds necessary to obtain an asset of similar value in a similar economic environment with similar terms and conditions.

Payments associated with short-term leases (12 months or less) and leases of low-value assets are recognized on a straight-line basis as an expense in profit or loss.

Share-based compensation

p)Share-based compensation

Share option plan

The Company offers a share option plan to its directors, officers, employees and consultants. Each tranche in an award is considered a separate award with its own vesting period and grant date fair value. Fair value of each tranche is measured at the date of grant using the Black-Scholes option pricing model. Compensation expense is recognized over the tranche’s vesting period by increasing contributed surplus based on the number of awards expected to vest. The number of awards expected to vest is reviewed at a minimum annually, with any impact being recognized immediately.

Any consideration paid on exercise of share options is credited to share capital. The contributed surplus resulting from share-based compensation is transferred to share capital when the options are exercised.

Deferred and restricted share units

The Company offers a deferred share units (“DSU”) plan to its directors and a restricted share units (“RSU”) plan to its officers and employees. DSU may be granted to directors and RSU may be granted to employees and officers as part of their respective long-term compensation package, entitling them to receive a payment in the form of common shares, cash (based on the Company’s share price at the relevant time) or a combination of common shares and cash, at the sole discretion of the Company. The fair value of the DSU and RSU granted to be settled in common shares is measured on the grant date and is recognized over the vesting period under contributed surplus with a corresponding charge to share-based compensation. A liability for the DSU and RSU to be settled in cash is measured at fair value on the grant date and is subsequently adjusted at each statement of financial position date for changes in fair value. The liability is recognized over the vesting period with a corresponding charge to share-based compensation.

Revenue recognition

q)Revenue recognition

The Company sells concentrate from certain of its mines to third-party refiner customers. These concentrates contain gold and silver.

The Company recognizes revenue from these sales when control of the material transfers to the customer, which occurs at the point in time when the settlement assay is agreed with the customer. At this point, the customer obtains the ability to direct the use of, and obtain substantially all of the remaining benefits from the material. The customer is committed to accept and pay for the material following settlement in accordance with the contract terms, and the Company has a present right to payment based on the agreed assay.

The final prices for metals contained in the material are determined using prevailing market metal prices on a specified future pricing date established as of the settlement date. Accordingly, the consideration is variable and depends on agreed metal quantities, future metal prices, applicable payability percentages, and deductions for treatment, refining, transportation and any penalties. This reflects the best estimate of the transaction price expected to be received at final settlement. A receivable is recognized for this amount and subsequently measured at fair value to reflect variability associated with the embedded derivative for changes in the market metal prices. These changes in the fair value of the receivable are adjusted through revenue from other sources at each subsequent financial statement date.

Contract Liability

r)Contract Liability

The advance payment received by the Company in consideration for future commitments as specified in its streaming agreements (the “Contract Liability”) has been accounted for as contract liability within the scope of IFRS 15 Revenue from Contracts with Customers. Under the terms of the agreement, performance obligations are satisfied through production at the San Antonio gold project and the Trixie Test Mine and revenue are recognized over the duration of the contracts based on estimated gold and silver prices prevailing at contract initial recognition. Because of the difference between the timing of the delivery of gold and silver under the streaming agreements and the upfront amount of consideration received, it has been determined that the streaming agreements contained a significant financing component under IFRS 15. The significant financing component is accounted for separately from the revenue component and accretion expense on the contract liability is recognized in finance costs. The interest rate is determined based on the interest rate implicit in the streaming agreements at the date of inception. The initial consideration received from the streaming arrangement is considered variable, subject to changes in the total gold ounces to be delivered in the future. Changes to variable consideration will be reflected in the statement of income (loss) and comprehensive income (loss).

Incremental costs directly attributable to obtaining a contract with a customer are capitalized as other non-current assets. Upon commencement of production, the other non-current assets will be expensed over the life of mine. Such costs are subject to impairment when the remaining amount of consideration to be received exceeds the costs that relate directly to providing the goods that have not been recognized as expenses.

Flow-through shares

s) Flow-through shares

The Corporation finances some E&E expenses through the issuance of flow-through shares. The resource expenditure deductions for income tax purposes are renounced to investors in accordance with the appropriate income tax legislation. The difference between the amount recorded as common shares and the amount paid by the investors for the shares (the “premium”), measured with the residual value method, is accounted for as a flow-through share premium liability, which is reversed to income as other income when the eligible expenses are incurred.

Net income (loss) per share

t)Net income (loss) per share

The calculation of net income (loss) per share (“EPS”) is based on the weighted average number of shares outstanding for each period. The basic EPS is calculated by dividing the profit or loss attributable to the equity owners of the Company by the weighted average number of common shares outstanding during the period.

The computation of diluted EPS assumes the conversion, exercise or contingent issuance of securities only when such conversion, exercise or issuance would have a dilutive effect on the income per share. The treasury stock method is used to determine the dilutive effect of the warrants, share options, DSU and RSU. When the Company reports a loss, the diluted net loss per common share is equal to the basic net loss per common share due to the anti-dilutive effect of the outstanding warrants, share options, DSU and RSU.

Borrowing costs

u) Borrowing costs

Borrowing costs include interest calculated using the effective interest method and amortization of transaction costs on borrowings. Borrowing costs that are directly attributable to the acquisition, construction, or development of an asset are capitalized as part of the cost of that asset. Qualifying assets include major mining development and construction activities that take a substantial period of time to complete. Capitalization continues until the asset is substantially complete and ready for use. All other borrowing costs are expensed as incurred. For borrowings specific to a qualifying asset, the capitalized amount equals the actual borrowing costs, net of any income earned on unused funds. For general borrowings, a weighted‑average capitalization rate is applied to eligible expenditures.